Shareholders' Equity - Schedule of Shares of Common Stock Outstanding (Details) - shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Shares of common stock outstanding
Beginning balance (in shares)	203,446,572	202,285,166	200,244,239
Shares issued under restricted stock award plans (in shares)	619,614	947,709	1,080,532
Shares issued upon exercise of stock options (in shares)	144,545	213,697	960,395
Ending balance (in shares)	204,210,731	203,446,572	202,285,166